DERIVATIVE FINANCIAL INSTRUMENTS - Notional Amount of Derivative Positions (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about hedging instruments [line items]
Notional amount	$ 14,743	$ 15,855
Foreign exchange contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount	3,274	4,626
Interest rates swaps and other
Disclosure of detailed information about hedging instruments [line items]
Notional amount	11,437	11,163
Commodity contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount	$ 32	$ 66